Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩) [1]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	₩ 77,038,267	$ 59,674,715	₩ 70,092,497	[1]	₩ 71,656,497
Financial Investments [Abstract]
Financial investments	122,199,529	$ 94,657,141	115,452,659	[1]	₩ 107,691,616
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	77,038,267		70,092,497
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	12,793,559		12,509,496
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	10,100,109		9,310,991
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	6,677,388		4,983,552
Financial assets at fair value through profit or loss | Asset-backed securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	68,093		164,543
Financial assets at fair value through profit or loss | Beneficiary certificates
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	20,511,995		19,838,465
Financial assets at fair value through profit or loss | Derivative-linked securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	2,197,575		1,625,950
Financial assets at fair value through profit or loss | Other debt securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	20,309,713		17,466,400
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	79,811		69,469
Financial assets at fair value through profit or loss | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	93,743		90,006
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	3,498,880		2,926,094
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	523,675		613,969
Financial assets at fair value through profit or loss | Privately placed bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	150,208		158,731
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	33,518		334,831
Financial assets at fair value through other comprehensive income
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	82,498,140		79,533,418
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	20,898,723		22,009,492
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	33,455,476		29,556,711
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	22,492,869		24,134,382
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,963,242		662,791
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	116,127		284,977
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,951,150		1,907,737
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	9,560		17,096
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	809,943		410,960
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	801,050		549,272
Financial assets at amortized cost
Financial Investments [Abstract]
Financial assets at amortized cost	167,848		363,985
Financial assets at amortized cost | Financial bonds
Financial Investments [Abstract]
Financial assets at amortized cost	14,257,747		10,965,141
Financial assets at amortized cost | Government and public bonds
Financial Investments [Abstract]
Financial assets at amortized cost	6,507,625		6,520,633
Financial assets at amortized cost | Corporate bonds
Financial Investments [Abstract]
Financial assets at amortized cost	9,368,943		10,642,200
Financial assets at amortized cost | Asset-backed securities
Financial Investments [Abstract]
Financial assets at amortized cost	9,418,498		7,432,860
Financial assets at amortized cost | Other debt securities
Financial Investments [Abstract]
Financial assets at amortized cost	(19,272)		(5,578)
Financial assets at amortized cost | Allowances for credit losses
Financial Investments [Abstract]
Financial assets at amortized cost	₩ 39,701,389		₩ 35,919,241

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.